UAM FUND SERVICES, INC.
211 Congress Street
Boston, Massachusetts  02110


July 1, 1998

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Attention:	Office of Filings, Information and Consumer Services

Re:		UAM Funds Trust
		File Nos. 33-79858/811-8544

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Act"), I hereby certify that the Statements of Additional
Information of UAM Funds Trust (the "Fund") that would have been filed pursuant to Rule 497(j) do not differ from that contained in Post-Effective Amendments No. 18 and No. 21 to the Fund's Registration
Statements on Form N-1A filed electronically with the Securities and Exchange Commission on January 23, 1998 and June 19, 1998, respectively.

This letter and the certification contained therein is limited to the Statements of Additional Information of the Fund, and do not intend to be applicable to the Prospectuses of the Fund, which were filed July 1, 1998 under separate cover pursuant to Rule 497 (c) of the Act.

If you have any questions concerning this filing, please call me at 617-542-5440. Thank you.

Very truly yours,

/s/Theresa DelVecchio
Theresa DelVecchio